Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 33,923	$ 29,524
Restricted Cash	3,000	3,000
Accounts Receivable, Net	5,221	3,979
Income Taxes Receivable	1,929	0
Prepaid Expenses and Other Current Assets	7,775	3,873
Inventory	14,252	8,840
Total Current Assets	66,100	49,216
Operating Lease Right-of-Use Assets, Net	8,168	8,960
Finance Lease Right-of-Use Assets, Net	2,568	1,900
Long Term Investments	2,341	2,327
Property, Plant and Equipment, Net	212,252	215,686
Intangible Assets, Net	14,200	21,213
Other Assets	4,873	4,473
TOTAL ASSETS	310,502	303,775
Current Liabilities:
Accounts Payable and Accrued Liabilities	31,128	26,932
Income Taxes Payable	2,408	7,879
Contingent Shares Payable and Earnout Liabilities	20,265	34,589
Shares Payable	2,579	8,570
Current Portion of Operating Lease Liabilities	1,565	1,452
Current Portion of Finance Lease Liabilities	889	387
Current Portion of Notes Payable	7,644	7,550
Total Current Liabilities	66,478	87,359
Operating Lease Liabilities, Net of Current Portion	6,860	7,704
Finance Lease Liabilities, Net of Current Portion	1,688	1,520
Other Non-Current Liabilities	20,869	5,443
Notes Payable, Net of Current Portion	50,552	56,513
TOTAL LIABILITIES	146,447	158,539
SHAREHOLDERS’ EQUITY:
Additional Paid-In Capital	306,652	280,696
Accumulated Deficit	(190,416)	(190,935)
Total Shareholders’ Equity Attributable to the Company	116,236	89,761
Non-Controlling Interest	(38,544)	(22,678)
TOTAL SHAREHOLDERS' EQUITY	164,055	145,236
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	310,502	303,775
Preferred Series B Shares
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	65,084	57,545
Preferred Series C Shares
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	6,279	5,608
Preferred Series D Shares
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	15,000	15,000
Multiple Voting Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	0	0
Subordinate Voting Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	0	0
Exchangeable Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	$ 0	$ 0